UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number  811-05734

Diamond Hill Financial Trends Fund, Inc.
(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Address of principal executive offices)      (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Name and address of agent for service)

Registrant's telephone number, including area code: (614) 255-3341

Date of fiscal year end: 12/31

Date of reporting period: 03/31/08

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Market Value
Preferred Stocks — 2.1%
Financial — 2.1%
Countrywide Capital V, 7.00%, 11/1/36 ◊	70,000	$1,169,000

Common Stocks — 92.0%
Finance - Banks & Thrifts — 53.1%
Ameris Bancorp.◊	14,180	227,731
BancTrust Financial Group, Inc.	45,025	484,019
Bank of New York Mellon Corp.	35,741	1,491,472
BB&T Corp.◊	37,382	1,198,467
Capital City Bank Group, Inc.◊	12,327	357,483
City National Corp.	10,960	542,082
Colonial BancGroup, Inc.◊	71,128	684,963
Commerce Bancshares, Inc.◊	14,039	590,059
Cullen/Frost Bankers, Inc.	10,321	547,426
First Bancorp., Inc.◊	18,532	369,343
First Charter Corp.	16,850	450,064
First Financial Holdings, Inc.◊	38,500	903,210
First Horizon National Corp.◊	19,230	269,412
Hudson City Bancorp., Inc.	20,950	370,396
Huntington Bancshares, Inc.◊	150,000	1,612,500
iStar Financial, Inc.◊	60,000	841,800
JPMorgan Chase & Co.	32,293	1,386,984
NewBridge Bancorp.◊	51,512	451,245
Pinnacle Financial Partners, Inc.*◊	63,000	1,612,800
PNC Financial Services Group, Inc.◊	22,150	1,452,376
Provident Bankshares Corp.◊	21,656	232,585
Seacoast Banking Corp. of Florida ◊	28,920	316,674
South Street Financial Corp.◊	65,935	415,391
State Street Corp.	12,000	948,000
SunTrust Banks, Inc.	22,006	1,213,411
Synovus Financial Corp.◊	127,130	1,406,058
TCF Financial Corp.◊	30,150	540,288
U.S. Bancorp	62,150	2,011,173
UCBH Holdings, Inc.◊	60,000	465,600
Wachovia Corp.	65,653	1,772,631
Washington Mutual, Inc.*◊	110,000	1,133,000
Wells Fargo & Co.	71,400	2,077,739
Whitney Holding Corp.◊	10,700	265,253
Zions Bancorp.◊	15,772	718,415
		29,360,050

Finance - Broker Dealer — 3.0%
Merrill Lynch & Co., Inc.	40,550	1,652,007

Finance - Investment Services — 10.1%
Affiliated Managers Group, Inc.*	18,250	1,656,004
Eaton Vance Corp.◊	17,000	518,670

Lazard Ltd. - Class A ◊	15,900	607,380
Legg Mason, Inc.	14,672	821,339
Lehman Brothers Holdings, Inc.	6,700	252,188
NYMEX Holdings, Inc.◊	4,032	365,420
Raymond James Financial, Inc.◊	57,925	1,331,117
		5,552,118

Financial - Diversified — 6.6%
Bank of America Corp.†	58,635	2,222,853
Citigroup, Inc.	65,850	1,410,507
		3,633,360

Financial Specialties — 1.0%
Discover Financial Services ◊	33,831	553,813

Information Technology — 1.0%
Total System Services, Inc.	22,723	537,626

Insurance — 17.2%
AFLAC, Inc.	9,000	584,550
Allstate Corp.	23,000	1,105,380
American International Group, Inc.	55,320	2,392,589
Axis Capital Holdings Ltd. (Bermuda) ∆	10,950	372,081
Berkshire Hathaway, Inc. - Class B*	200	894,580
Hartford Financial Services Group, Inc., The	19,050	1,443,419
ProAssurance Corp.*◊	14,615	786,725
Prudential Financial, Inc.	20,110	1,573,608
StanCorp Financial Group, Inc.	7,000	333,970
		9,486,902
Total Common Stocks		$50,775,876

	Par Value	Market Value
Certificate Of Deposit — 0.0%
First Piedmont, 2.60%, 09/30/08	$2,404	$2,404
Oconee Federal Savings Bank, 5.60%, 09/27/08	2,542	2,541
Piedmont Federal Savings Bank, 4.36%, 10/09/08	2,341	2,341
Security Savings Bank, 3.70%, 09/28/08	2,273	2,273
Stephen Federal Bank, 5.00%, 10/11/08	1,920	1,920

Total Certificate Of Deposit		$11,479

	Shares	Market Value
Registered Investment Companies — 36.5%
JPMorgan Prime Money Market Fund †	3,135,099	$3,135,099
Reserve Primary Fund Class Institutional ††	17,014,355	17,014,355
Total Registered Investment Companies		$20,149,454

Total Investment Securities — 130.7%	$72,105,809
(Amortized Cost $60,137,303)**

Segregated Cash With Brokers — 0.5%	266,701

Securities Sold Short — (0.5%)	(249,324)
(Proceeds $268,559

Liabilities In Excess Of Other Assets — (30.7%)	(16,934,881)

Net Assets — 100.0%	$55,188,305

*	Non-income producing security.
∆	Represents country of foreign issuer; however, security is U.S. dollar - denominated.
**	Represents cost for financial reporting purposes.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $5,357,592.
◊	All or portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2008, was $16,702,168.
††	Represents collateral for securities loaned. The total value of the collateral, as of March 31, 2008, was $17,014,355.

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)

	Shares	Market Value
Common Stocks — 100.0%
Finance - Banks & Thrifts — 100.0%
WesBanco, Inc.	10,090	$249,324

Total Common Stocks Sold Short— 100.0%		$249,324
(Proceeds $268,559)

See accompanying Notes to Financial Statements.

Diamond Hill Financial Trends Fund, Inc.
Notes to Schedule of Investments
March 31, 2008 (Unaudited)

Security valuation — The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 P.M. Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certificates of deposit are FDIC insured and valued at cost.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors.

Effective December 1, 2007, the Funds adopted Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Under SFAS No. 157 various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

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Diamond Hill Financial Trends Fund, Inc.
Notes to Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities	$55,108,831	$-	$-

Short sales — The Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statement of Assets & Liabilities.

Securities Lending — Effective December 1, 2007 the Board of Trustees approved a securities lending agreement with JP Morgan Chase Bank N.A. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Fund to approved borrowers. In exchange, the Fund receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with the Custodian. Any remaining securities lending revenue is then paid to the Fund as securities lending income.

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Diamond Hill Financial Trends Fund, Inc.
Notes to Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

As of March 31, 2008, the value of securities loaned and the collateral held were as follows:

Market Value of Securities Loaned	Value of Collateral Received
$ 16,702,168	$ 17,014,355

Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized using the daily effective yield method.

Federal tax information — As of March 31, 2008, the Fund had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$60,154,478	$16,970,962	$(5,000,396)	$11,970,566

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Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Diamond Hill Financial Trends Fund, Inc.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: May 20, 2008

By (Signature and Title)

/s/ Gary R. Young
Gary R. Young
Treasurer

Date: May 20, 2008